Investment Strategy	Sep. 30, 2025
BNY Mellon International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks or securities convertible into common stocks of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. The fund may invest up to 25% of its net assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% of its net assets in emerging market countries. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in certain countries.

The core of the investment philosophy of the fund's sub-adviser, Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. The fund's sub-adviser believes that a global comparison of companies is the most effective method of stock analysis, and the sub-adviser's global industry analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that the fund's sub-adviser believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. The sub-adviser then identifies specific companies using these investment themes to help it focus on areas where thematic and strategic research indicates superior returns are likely to be achieved.

Sell decisions for individual stocks will typically be a result of one or more of the following:

• a price movement and market activity have created an excessive valuation;

• the valuation of the company has become expensive relative to its peers;

• there has been a significant change in the prospects of the company;

• there has been a change in the sub-adviser's view of global investment themes (as described above); or

• profit-taking.

In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The derivative instruments in which the fund may invest typically include forward foreign currency exchange contracts.

BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index (the Index). As of December 31, 2025, the market capitalization of the largest company in the Index was approximately $31.15 billion.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., uses fundamental research and qualitative analysis to select stocks among the portfolio candidates. The sub-adviser looks for companies with strong competitive positions, high quality management, and financial strength.

The fund's sub-adviser uses a variety of screening methods to identify small-cap companies that might be attractive investments for the fund. Once attractive investments have been identified, the sub-adviser then uses a consistent three-step fundamental research process to evaluate the stocks, consisting of:

• Valuation: to identify small-cap companies that are considered to be attractively priced relative to their earnings potential;

• Fundamentals: to verify the strength of the underlying business position; and

• Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

The fund's sub-adviser focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The fund's stock selection process is designed to produce a diversified portfolio of companies that the sub-adviser believes are undervalued relative to expected business growth. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies certain sectors, such as the financials sector.

The fund typically sells a security when the sub-adviser determines that there has been a negative change in the company's fundamentals, the company has met its price objective or has become fully valued. The fund also generally will sell a security when the sub-adviser determines that the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap U.S. companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2500TM Growth Index (the Index). As of December 31, 2025, the market capitalization of the largest company in the Index was approximately $101 billion.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., employs a growth-oriented investment style in managing the fund's portfolio, which means the sub-adviser seeks to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The fund's sub-adviser focuses on high quality companies and individual stock selection, instead of trying to predict which industries or sectors will perform best, and selects stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the sub-adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors, such as the industrials and information technology sectors.

The fund's sub-adviser monitors the securities in the fund's portfolio, and will consider selling a security if the company's business momentum deteriorates or valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it for the fund, such as deterioration in the company's financial fundamentals. In addition, the fund may sell a security or if better investment opportunities emerge elsewhere.